Share Capital - Movement of Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in share capital [Line Items]
Shares withdrawn		€ (4)
Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Shares withdrawn	€ 0	(4)
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	253	253
Dividend		2
Ending balance	€ 218	€ 253
Common shares [member] | Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	2,109,430	2,106,313
Shares withdrawn	(294,703)	(10,665)
Dividend		13,782
Ending balance	1,814,727	2,109,430
Beginning balance	€ 253	€ 253
Shares withdrawn	(35)	(1)
Dividend		2
Ending balance	218	253
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	66	68
Ending balance	€ 47	€ 66
Common share B [member] | Aegon Ltd. [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	546,196	568,839
Shares withdrawn	(156,437)	(22,643)
Dividend		0
Ending balance	389,759	546,196
Beginning balance	€ 66	€ 68
Shares withdrawn	(19)	(3)
Dividend		0
Ending balance	€ 47	€ 66